Loans (Primary Segments of the Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	$ 740	$ 923	$ 967
Collectively Evaluated for Impairment	736	923
Individually Evaluated for Impairment	4
Real Estate: [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	632	736	801
Collectively Evaluated for Impairment	632	736
One-to-four-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	257	225	625
Collectively Evaluated for Impairment	257	225
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	83	48	35
Collectively Evaluated for Impairment	83	48
Non-residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	266	374	67
Collectively Evaluated for Impairment	266	374
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance		7	3
Collectively Evaluated for Impairment		7
Home equity and second mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	26	82	71
Collectively Evaluated for Impairment	26	82
Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	100	187	164
Collectively Evaluated for Impairment	100	187
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	8		2
Collectively Evaluated for Impairment	4
Individually Evaluated for Impairment	$ 4